Bank loan (Additional Information) (Details) - OCBC Wing Hang Bank Limited $ in Thousands, $ in Thousands	Dec. 10, 2019 HKD ($) installment	Dec. 10, 2019 USD ($) installment	Dec. 10, 2019 USD ($)
Maximum borrowing amount	$ 50,000		$ 6,410
Amount borrowed	$ 50,000	$ 6,410
Number of equal monthly installments	300	300
3 Month HIBOR
Variable spread rate	1.80%	1.80%
Interest rate	4.23%	4.23%